Leases - Schedule of future minimum rental payments, exclusive of taxes, insurance and other costs, under the leases (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Operating Lease Maturity
2023 (remaining six months)	$ 413
2024	727	$ 823
2025	352	727
2026	352	352
2027	352	352
2028		352
Thereafter	88
Thereafter		88
Total future minimum lease payments	2,284	2,694
Imputed interest	(245)	(314)
Total liability	$ 2,039	$ 2,380